Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (135,469,133)	$ (9,116,779)	$ (13,084,038)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss from disposal of discontinued operations		395,914
(Recovery of) Provision for doubtful accounts	(100,000)	7,369,797	8,274,526
Goodwill impairment	41,366,680
Intangible assets impairment	121,114,699
Depreciation and amortization	2,149,790
Reduction in the carrying amount of right-of-use assets	(98,947)
Deferred tax (benefit) expense	(30,804,128)
Changes in operating assets and liabilities:
Accounts receivable	(859,542)	327,186	(8,097,742)
Prepayments and other assets	(6,440,314)	(130,770)	(95,151)
Inventories		1,495,248	6,109,372
Accounts payable, accrued expenses and other current liabilities	417,184	166,045	712,885
Operating lease liabilities	82,195
Contract liabilities	9,859,227	220,644	194,376
Taxes payable	(40,548)	(21,914)	3,190
Net cash provided by (used in) operating activities from continuing operations	1,177,163	705,371	(5,982,582)
Net cash provided by operating activities from discontinued operations		645,869	2,729,242
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,177,163	1,351,240	(3,253,340)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations	(35,525,131)		(1,528,918)
Acquisitions of property, equipment and software	(154,460)
Cah paid in connection with acquisition	(93,750,000)	(56,250,000)
Cash received from loan repayments	23,516,899	1,528,918	20,000,000
Net cash (used in)provided by investing activities from continuing operations	(105,912,692)	(54,721,082)	18,471,082
Net cash provided by investing activities from discontinued operations
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(105,912,692)	(54,721,082)	18,471,082
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of loans due to related parties		(7,686,152)	(27,513,848)
Proceeds from private placement, net of offering costs	195,884,024	139,339,849
Net cash provided by (used in) financing activities from continuing operations	195,884,024	131,653,697	(27,513,848)
Net cash provided by financing activities from discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	195,884,024	131,653,697	(27,513,848)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(1,123,015)	(1,272,164)	(436,513)
NET INCREASE (DECREASE) IN CASH	90,025,480	77,011,691	(12,732,619)
CASH AND CASH EQUIVALENTS – beginning of year	86,204,394	9,192,703	21,925,322
CASH AND CASH EQUIVALENTS – end of year	176,229,874	86,204,394	9,192,703
Less: cash and cash equivalents of discontinued operations at end of period		1,030,377	1,268,235
Cash and cash equivalents of continuing operations, at end of period	176,229,874	85,174,017	7,924,468
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	2,982	24,988	17,549
Cash paid for interest		111,563	336,593
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for new lease liabilities	$ 98,396